Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure

			Initial Cost to Company					Gross Carrying Amount at December 31, 2025
Description	ST	Encumbrance (2)	Land	Building and Improvements	Total	Cost Capitalized Subsequent to acquisition		Land	Building and Improvements	Total (1)	Accumulated Depreciation	Construction in process	Date of Construction	Date Acquired
Phoenix	AZ	$7,416,008	$2,171,375	$13,783,862	$15,955,237	$399,617		$2,171,375	$14,183,479	$16,354,854	$(2,204,401)	$4,850	2020	5/1/2021
Las Vegas	NV	6,263,520	1,468,351	6,541,089	8,009,440	142,816		1,468,352	6,683,905	8,152,257	(1,117,957)	—	2020	6/1/2021
Surprise	AZ	7,365,900	1,742,097	11,324,006	13,066,103	319,652		1,742,097	11,643,658	13,385,755	(1,696,009)	—	2017	8/26/2021
Phoenix II	AZ	5,762,439	806,933	10,333,050	11,139,983	417,331		806,933	10,750,381	11,557,314	(1,381,149)	—	2021	11/30/2021
Bradenton	FL	9,120,000	2,293,357	13,212,166	15,505,523	244,339		2,293,357	13,456,505	15,749,862	(1,693,022)	57,322	2020	12/30/2021
Apopka	FL	10,372,389	2,329,786	9,125,103	11,454,889	6,113,670		2,329,786	15,238,773	17,568,559	(1,507,216)	325,192	2021	12/30/2021
Vancouver	WA	13,000,000	1,422,900	23,189,404	24,612,304	307,081		1,422,900	23,496,485	24,919,385	(2,630,460)	12,795	2020	3/29/2022
Portland	OR	6,889,872	4,298,103	10,618,441	14,916,544	325,049		4,298,103	10,943,490	15,241,593	(1,291,750)	2,511	1975 /2020	3/31/2022
Newark	DE	9,570,659	2,167,103	17,837,346	20,004,449	399,934		2,167,103	18,237,280	20,404,383	(2,070,258)	5,525	2021	4/26/2022
Levittown	PA	9,069,577	3,495,978	17,668,979	21,164,957	343,434		3,495,978	18,012,413	21,508,391	(2,065,209)	—	2021	4/26/2022
Chandler	AZ	11,474,769	4,795,960	20,555,792	25,351,752	309,407		4,795,960	20,865,199	25,661,159	(2,759,276)	1,617	1996 /2022	5/17/2022
St. Johns	FL	7,466,116	3,708,927	10,458,678	14,167,605	353,645		3,708,927	10,812,323	14,521,250	(1,271,117)	—	2006 /2007	7/8/2022
Burlington	ONT	11,920,664	10,638,348	15,548,407	26,186,755	293,555	(3)	10,514,378	15,841,962	26,356,340	(1,779,605)	—	1979 /2001	9/20/2022
Oxford	FL	5,286,411	1,311,463	9,406,248	10,717,711	514,743		1,311,463	9,920,991	11,232,454	(1,252,165)	9,018	2001	9/21/2022
Cambridge	ONT	12,053,116	7,537,977	19,075,728	26,613,705	108,367	(3)	7,450,136	19,184,095	26,634,231	(2,136,744)	1,113	1965 /2019	12/20/2022
Edmonton	AB	4,966,944	910,770	10,287,301	11,198,071	(194,863	) (3)	889,193	10,092,438	10,981,631	(877,938)	3,909	1955 /2022	1/31/2023
North York	ONT	17,020,059	14,498,382	24,808,502	39,306,884	(475,391	) (3)	14,154,892	24,333,111	38,488,003	(2,258,673)	155,033	1986 /2020	1/31/2023
Bradenton II	FL	—	1,390,987	—	1,390,987	—		1,404,487	—	1,404,487	—	3,828,957	N/A	2/16/2023
Etobicoke	ONT	7,617,239	1,749,931	—	1,749,931	—		1,748,589	—	1,748,589	—	13,215,975	N/A	3/27/2023
Vancouver	BC	16,411,131	5,598,559	27,315,073	32,913,632	578,693	(3)	5,546,094	27,893,766	33,439,860	(2,123,809)	13,007	2022	5/4/2023
Mississauga	ONT	19,715,046	11,551,853	19,595,103	31,146,956	(575,026	) (3)	11,129,206	19,020,077	30,149,283	(1,454,674)	—	1960 /2016	6/19/2023
Mississauga II	ONT	18,887,260	5,881,560	29,818,866	35,700,426	(931,096	) (3)	5,666,372	28,887,770	34,554,142	(2,168,988)	13,519	2022	6/19/2023
Burlington II	ONT	9,770,768	9,663,636	9,236,614	18,900,250	(245,460	) (3)	9,310,072	8,991,154	18,301,226	(725,414)	3,134,727	1982 /2020	6/19/2023
Toronto	ONT	22,050,198	4,064,015	34,925,565	38,989,580	(1,170,079	) (3)	3,915,324	33,755,486	37,670,810	(2,486,156)	63,195	2018	6/19/2023
Hamilton	ONT	5,078,775	2,065,522	7,202,860	9,268,382	(57,265	) (3)	1,989,950	7,145,595	9,135,545	(575,842)	16,241	1900 /2020	6/19/2023
Woodbridge	ONT	15,308,622	7,299,353	20,977,259	28,276,612	(617,407	)(3)	7,032,292	20,359,852	27,392,144	(1,519,641)	24,107	2017	6/19/2023

Total		$269,857,482	$114,863,226	$392,845,442	$507,708,668	$6,904,746		$112,763,319	$399,750,188	$512,513,507	$(41,047,473)	$20,888,613

(1)	The aggregate historical cost of real estate for United States federal income tax purposes is $555,522,181.
(2)	Excludes unsecured corporate debt.
(3)	The change in cost at these self storage facilities are the net of the impact of foreign exchange rate changes and any actual additions.

The following summarizes the activity in real estate facilities during the year ended December 31, 2025 and 2024.

	2025	2024
Real estate facilities
Balance at beginning of year	$498,291,980	$514,006,885
Improvements and additions	608,881	7,898,421
Impact of foreign exchange rate changes	13,612,646	(23,613,326)

Balance at end of year	$512,513,507	$498,291,980

Accumulated depreciation
Balance at beginning of year	$(27,645,170)	$(15,660,337)
Depreciation expense	(12,748,427)	(12,680,596)
Impact of foreign exchange rate changes	(653,876)	695,763

Balance at end of year	$(41,047,473)	$(27,645,170)

Construction in process	$20,888,613	$9,144,864

Real estate facilities, net	$492,354,647	$479,791,674